Note 14 - Notes Payable - Schedule of Future Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
2024 (remaining nine months)	$ 187
2025	215	$ 312
2026	119	215
2027	124	119
2028	753	124
Thereafter	0
Total	$ 1,398	$ 1,523